COLT 2026-9 Mortgage Loan Trust ABS-15G

Exhibit 99.20

Data Compare
Run Date - 11/12/2026 11:13:56 AM
Evolve Loan ID	Customer Loan ID	Deal ID	Seller Loan ID	Field Label	Bid Tape Field Value	Field Value	Comment
XXXX	XXXX	4350124393	XXXX	Self-Employment Flag		N	Verified with income documentation